Shareholder Report, Holdings (Details)	May 31, 2026
C000141795 | BorgWarner, Inc. - ABFR_099724106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141795 | Select Water Solutions, Inc. - ABFR_81617J301
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141795 | Cardinal Infrastructure Group, Inc. - ABFR_14154A102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141795 | Seadrill Ltd. - ABFR_G7997W102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | Worthington Steel, Inc. - ABFR_982104101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | Versigent PLC - ABFR_G9600F104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | Avnet, Inc. - ABFR_053807103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | Extreme Networks, Inc. - ABFR_30226D106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | Plexus Corp. - ABFR_729132100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141795 | HA Sustainable Infrastructure Capital, Inc. - ABFR_41068X100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141795 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000141795 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000141795 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000141795 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000141795 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000141795 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000141795 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000141795 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000141795 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141795 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141795 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000141795 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141790 | BorgWarner, Inc. - ABFR_099724106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141790 | Select Water Solutions, Inc. - ABFR_81617J301
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141790 | Cardinal Infrastructure Group, Inc. - ABFR_14154A102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141790 | Seadrill Ltd. - ABFR_G7997W102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | Worthington Steel, Inc. - ABFR_982104101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | Versigent PLC - ABFR_G9600F104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | Avnet, Inc. - ABFR_053807103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | Extreme Networks, Inc. - ABFR_30226D106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | Plexus Corp. - ABFR_729132100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141790 | HA Sustainable Infrastructure Capital, Inc. - ABFR_41068X100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141790 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000141790 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000141790 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000141790 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000141790 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000141790 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000141790 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000141790 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000141790 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141790 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141790 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000141790 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141791 | BorgWarner, Inc. - ABFR_099724106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141791 | Select Water Solutions, Inc. - ABFR_81617J301
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141791 | Cardinal Infrastructure Group, Inc. - ABFR_14154A102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141791 | Seadrill Ltd. - ABFR_G7997W102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | Worthington Steel, Inc. - ABFR_982104101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | Versigent PLC - ABFR_G9600F104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | Avnet, Inc. - ABFR_053807103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | Extreme Networks, Inc. - ABFR_30226D106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | Plexus Corp. - ABFR_729132100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141791 | HA Sustainable Infrastructure Capital, Inc. - ABFR_41068X100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141791 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000141791 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000141791 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000141791 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000141791 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000141791 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000141791 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000141791 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000141791 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141791 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141791 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000141791 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249214 | TD SYNNEX Corp. - ABFR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249214 | Reliance, Inc. - ABFR_759509102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249214 | Ameren Corp. - ABFR_023608102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249214 | TechnipFMC PLC - ABFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249214 | Alliant Energy Corp. - ABFR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249214 | Invesco Ltd. - ABFR_G491BT108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249214 | Dollar Tree, Inc. - ABFR_256746108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249214 | United Rentals, Inc. - ABFR_911363109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249214 | ON Semiconductor Corp. - ABFR_682189105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249214 | NXP Semiconductors NV - ABFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249214 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000249214 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000249214 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000249214 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000249214 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000249214 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000249214 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000249214 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000249214 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000249214 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000249214 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%